Schedule of Number of Stock Options (Detail) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	831,701	1,012,230	1,073,002
Granted	192,665	273,541	218,695
Exercised	(471,732)	(437,751)	(254,440)
Cancelled/Forfeited/Expired	(13,809)	(16,319)	(25,027)
Number of options, Outstanding ending balance	538,825	831,701	1,012,230
Weighted average exercise price, Outstanding beginning balance	$ 59.20	$ 53.91	$ 46.26
Granted	$ 94.87	$ 69.18	$ 67.00
Exercised	$ 60.78	$ 53.58	$ 33.26
Cancelled/Forfeited/Expired	$ 66.23	$ 49.25	$ 50.59
Weighted average exercise price, Outstanding ending balance	$ 70.38	$ 59.20	$ 53.91